Operating Leases - Leases (Details) $ in Thousands	Sep. 30, 2017 USD ($)
Leases [Abstract]
Future minimum operating lease payments 2018	$ 302
Future minimum operating lease payments 2019	309
Future minimum operating lease payments 2020	314
Future minimum operating lease payments 2021	318
Future minimum operating lease payments 2022	323
Future minimum operating lease payments therafter	190
Total Minimum operating lease payments	$ 1,756